Cost of sales, without considering depreciation and amortization - Costs applicable to sales (Details) - New - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cost of sales [Line Items]
Royalties expenses	$ 11,749	$ 12,832	$ 21,388
Depreciation and amortization	189,620	226,335	238,879
Cost of sales of goods, excluding depreciation and amortization	652,613	799,582	967,696
Cost of inventory recognized in cost of inventory	299,955	326,790	327,459
Minera Yanacocha Srl And Subsidiaries [Member]
Disclosure of cost of sales [Line Items]
Beginning balance of finished goods and in-process	302,382	341,213	345,489
Beginning balance of provision for net realizable value, note 8(b)	47,925	89,127	62,540
Consumption of supplies	138,041	200,036	215,863
Personnel expenses	61,298	72,325	82,645
Other services	31,864	41,120	43,671
Maintenance	17,415	26,645	22,585
Power	20,241	23,619	24,203
Depreciation and amortization	140,252	144,862	156,212
Workers' profit participation	17,199	12,804	3,837
Incremental costs related to COVID-19 pandemic and care and maintenance	43,672
Provision for mine closure, note 12	124,780	142,129	16,285
Ending balance of provision for net realizable value, note 8(b)	13,287	47,925	89,127
Ending balance of finished goods and in-process	222,258	302,382	341,213
Cost of sales of goods, excluding depreciation and amortization	666,456	692,721	619,424
Minera Yanacocha Srl And Subsidiaries [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Disclosure of cost of sales [Line Items]
Royalties expenses	18,638	22,297	20,385
Minera Yanacocha Srl And Subsidiaries [Member] | Government [member]
Disclosure of cost of sales [Line Items]
Royalties expenses	$ 7,570	$ 9,255	$ 2,875